Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss per share [Abstract]
Schedule of Loss and Share Data Used in the Basic and Diluted loss Per Share

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations
- Class A ordinary shares	(51,395)	(47,954)	(644,224)
- Class B ordinary shares	(13,548)	(17,337)	(249,990)

	2024	2023	2022
Weighted average number of ordinary shares in issue during the year for basic and diluted loss per share calculations
- Class A ordinary shares	31,412,525	22,905,148	21,340,420
- Class B ordinary shares	8,281,098	8,281,098	8,281,098